SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO

RULE 23c-2 UNDER THE INVESTMENT COMPANY ACT OF 1940

Investment Company Act File No. 811-10337

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST

(Name of Registrant)

100 Bellevue Parkway

Wilmington, Delaware 19809

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (800) 441-7762

The undersigned registered closed-end investment company hereby amends the Notification of Redemption of Securities filed with the Securities and Exchange Commission (the “Commission”) on March 1, 2021 (the “Original Notice”) to notify the Commission of a revision to the Original Notice as follows:

(2)	The date on which the securities are to be called or redeemed:

The Series W-7 Variable Rate Muni Term Preferred Shares, par value $0.001 per share, liquidation preference of $100,000 per share (CUSIP #: 09248L403) will be redeemed on April 15, 2021.

Except as otherwise expressly amended herein, the terms of the Original Notice remain in full force and effect.

SIGNATURE

Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, BlackRock New York Municipal Income Trust has duly caused this amendment to Notification of Redemption of Securities to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York, on the 16th day of March, 2021.

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST

By:	/s/ Janey Ahn
Name:	Janey Ahn
Title:	Secretary